CURRENT AND DEFERRED INCOME TAX - Deferred Income Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	$ 240,865	$ 36,079
Net deferred tax liabilities	(719,702)	(163,831)
Deferred tax assets	4,612	63
Deferred tax liabilities	(483,449)	(127,815)
Deferred income tax liabilities, net	(478,837)	(127,752)
Marketable securities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liabilities	(2,041)	(4,118)
Inventories
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	2,691	2,241
Net deferred tax liabilities	(46,431)	(4,138)
Reclamation and closure cost provision
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	6,140	4,760
Lease liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	24,247	917
Deductibility of other taxes
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	9,658	9,242
Share-based compensation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	8,820	4,554
Mineral properties, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liabilities	(582,364)	(98,438)
Convertible notes
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liabilities	(13,105)	(15,046)
Mineral tax
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liabilities	(42,125)	(40,462)
Foreign withholding tax
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liabilities	(32,875)	0
Other items
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	8,306	4,446
Net deferred tax liabilities	(761)	(1,629)
Temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	59,862	26,160
Investment incentive tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	168,447	0
Tax loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	$ 12,556	$ 9,919